Condensed Balance Sheets Parent Company Only (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Assets:
Cash and due from banks	¥ 1,528,306	¥ 1,696,879	¥ 1,268,442	¥ 1,216,627
Interest-bearing deposits in other banks	27,852,853	19,037,527
Other	5,118,604	3,198,995
Total	190,119,734	175,699,346	178,747,000
Liabilities and shareholders' equity:
Long-term debt	14,582,241	9,853,941
Other liabilities	5,934,863	4,422,023
Shareholders' equity	7,930,338	6,378,470
Total	190,119,734	175,699,346
Parent Company
Assets:
Cash and due from banks	223	167	¥ 200	¥ 167
Interest-bearing deposits in other banks	12,506	17,103
Investments in subsidiaries and affiliated companies	8,857,561	7,501,486
Other	566,947	210,622
Total	9,437,237	7,729,378
Liabilities and shareholders' equity:
Short-term borrowings	1,200,135	1,061,460
Long-term debt	248,800	240,000
Other liabilities	57,964	49,448
Shareholders' equity	7,930,338	6,378,470
Total	¥ 9,437,237	¥ 7,729,378